Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,406,472.96

Principal:
Principal Collections	$24,391,641.05
Prepayments in Full	$14,155,097.33
Liquidation Proceeds	$552,863.13
Recoveries	$77,307.53
Sub Total	$39,176,909.04
Collections	$41,583,382.00

Purchase Amounts:
Purchase Amounts Related to Principal	$181,605.09
Purchase Amounts Related to Interest	$1,164.37
Sub Total	$182,769.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,766,151.46

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,766,151.46
Servicing Fee	$716,897.31	$716,897.31	$0.00	$0.00	$41,049,254.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,049,254.15
Interest - Class A-2 Notes	$43,456.44	$43,456.44	$0.00	$0.00	$41,005,797.71
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$40,560,244.38
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$40,423,081.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,423,081.38
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$40,345,348.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,345,348.46
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$40,288,522.46
Third Priority Principal Payment	$1,323,612.56	$1,323,612.56	$0.00	$0.00	$38,964,909.90
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$38,892,561.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,892,561.98
Regular Principal Payment	$35,510,254.11	$35,510,254.11	$0.00	$0.00	$3,382,307.87
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,382,307.87
Residual Released to Depositor	$0.00	$3,382,307.87	$0.00	$0.00	$0.00
Total		$41,766,151.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,323,612.56
Regular Principal Payment					$35,510,254.11
Total					$36,833,866.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,833,866.67	$72.51	$43,456.44	$0.09	$36,877,323.11	$72.60
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$36,833,866.67	$22.88	$833,079.61	$0.52	$37,666,946.28	$23.40

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$85,488,074.74	0.1682836	$48,654,208.07	0.0957760
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$805,888,074.74	0.5005827	$769,054,208.07	0.4777031

Pool Information
Weighted Average APR	3.400%	3.386%
Weighted Average Remaining Term	41.93	41.14
Number of Receivables Outstanding	50,564	49,132
Pool Balance	$860,276,777.27	$820,538,743.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$810,424,399.36	$772,994,462.18
Pool Factor	0.5140383	0.4902938

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$12,308,081.15
Yield Supplement Overcollateralization Amount	$47,544,281.14
Targeted Overcollateralization Amount	$51,484,535.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,484,535.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		171	$456,827.35
(Recoveries)		88	$77,307.53
Net Loss for Current Collection Period			$379,519.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5294%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4629%
Second Prior Collection Period			0.8487%
Prior Collection Period			0.6533%
Current Collection Period			0.5419%
Four Month Average (Current and Prior Three Collection Periods)			0.6267%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,775	$5,722,601.85
(Cumulative Recoveries)			$326,564.24
Cumulative Net Loss for All Collection Periods			$5,396,037.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3224%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,062.20
Average Net Loss for Receivables that have experienced a Realized Loss			$1,944.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.18%	499	$9,710,412.22
61-90 Days Delinquent	0.12%	43	$1,023,884.76
91-120 Days Delinquent	0.06%	19	$514,014.57
Over 120 Days Delinquent	0.06%	24	$463,283.88
Total Delinquent Receivables	1.43%	585	$11,711,595.43

Repossession Inventory:
Repossessed in the Current Collection Period		28	$770,268.82
Total Repossessed Inventory		56	$1,464,023.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2143%
Prior Collection Period			0.1800%
Current Collection Period			0.1750%
Three Month Average			0.1898%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer